Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS PERFORMANCE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO $	Compensation Actually Paid to PEO(3) $	Average Summary Compensation Table Total for Non- PEO NEOs $	Average Compensation Actually Paid to Non-PEO NEOs(4) $	Total Shareholder Return (“TSR”) $	Peer Group Total Shareholder Return(2) $	Net Income/ (Loss) $ in 000s	Core FFO(1) per Share $
2022	4,026,288	495,657	1,309,186	412,585	54.99	51.29	146,830	2.00
2021	3,560,678	4,888,145	1,411,844	1,731,388	90.20	88.77	(1,167)	1.97
2020	3,193,723	1,839,353	1,269,442	883,164	76.75	74.79	232,685	1.89

(1)
See the definition of Core FFO and the reonciliation of GAAP net income applicable to common stock to Core FFO on pages 39 and 40 of our Annual Report of Form 10-K for the year ended December 31, 2022.

(2)
The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2022 assuming the 2020/21 Peer Group had been used would have been $56.36.

(3)
“Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022
CEO (C. Brent Smith for all periods)
Summary Compensation Table Total Compensation	$3,193,723	$3,560,678	$4,026,288
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(1,974,037)	(2,040,930)	(2,478,040)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	1,501,126	1,983,364	1,107,509
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	181,269	200,003	262,506
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(952,498)	1,093,881	(2,257,626)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(110,230)	91,149	(164,980)
Compensation Actually Paid	$1,839,353	$4,888,145	$495,657

(4)
Average “Compensation actually paid” to our non-CEO NEOs in each of 2022, 2021 and 2020 included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022
Non-CEO NEOs (Robert E. Bowers, Christopher A. Kollme, Robert K. Wiberg, and George M. Wells for all periods)
Summary Compensation Table Total Compensation	$1,269,442	$1,411,844	$1,309,186
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(630,943)	(616,240)	(551,037)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	482,296	592,009	246,141
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	56,259	68,321	71,882
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(262,819)	211,000	(637,083)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(31,071)	64,456	(26,505)
Compensation Actually Paid	$883,164	$1,731,388	$412,585
Equity Valuations: Deferred stock unit award grant date fair values were calculated based on the closing price as of the grant date; deferred stock unit award vesting date fair values were calculated based on the closing stock price as of the vest date and adjusting for any accrued dividend rights; performance share grant date fair values and fair values as of each respective period end were determined utilizing a Monte Carlo valuation model that models the plan’s potential payoff depending on our and our peer’s group’s future stock price movements; fair values of performance share awards as of each vesting date were determined based on our closing stock price as of the vesting date adjusted for any accrued dividends.

Company Selected Measure Name	Core FFO
Peer Group Issuers, Footnote [Text Block]
(2)
The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2022 assuming the 2020/21 Peer Group had been used would have been $56.36.

PEO Total Compensation Amount	$ 4,026,288	$ 3,560,678	$ 3,193,723
PEO Actually Paid Compensation Amount	$ 495,657	4,888,145	1,839,353
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
“Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022
CEO (C. Brent Smith for all periods)
Summary Compensation Table Total Compensation	$3,193,723	$3,560,678	$4,026,288
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(1,974,037)	(2,040,930)	(2,478,040)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	1,501,126	1,983,364	1,107,509
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	181,269	200,003	262,506
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(952,498)	1,093,881	(2,257,626)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(110,230)	91,149	(164,980)
Compensation Actually Paid	$1,839,353	$4,888,145	$495,657

Non-PEO NEO Average Total Compensation Amount	$ 1,309,186	1,411,844	1,269,442
Non-PEO NEO Average Compensation Actually Paid Amount	$ 412,585	1,731,388	883,164
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Average “Compensation actually paid” to our non-CEO NEOs in each of 2022, 2021 and 2020 included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022
Non-CEO NEOs (Robert E. Bowers, Christopher A. Kollme, Robert K. Wiberg, and George M. Wells for all periods)
Summary Compensation Table Total Compensation	$1,269,442	$1,411,844	$1,309,186
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(630,943)	(616,240)	(551,037)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	482,296	592,009	246,141
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	56,259	68,321	71,882
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(262,819)	211,000	(637,083)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(31,071)	64,456	(26,505)
Compensation Actually Paid	$883,164	$1,731,388	$412,585

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
For 2022, the most important financial performance measures that we used to link our NEO’s compensation, including our Chief Executive Officer’s, to our financial performance were as follows:
•
Our 3-year TSR relative to the 3-year TSR of our defined peer group;

•
Core FFO per share relative to budget;

•
Leasing volume, with an emphasis on new tenant leasing;

•
Net debt to Core EBITDA ratio relative to budget; and

•
Same Store NOI — Cash basis relative to budget.

As a real estate company, Net income/(loss) calculated in accordance with GAAP can fluctuate widely based on the timing of gains or losses related to the sale of real estate assets, changes in depreciation or amortization associated with real estate assets, and impairment losses associated with real estate assets and/or related intangibles. As such, GAAP Net income/(loss) is not frequently used as a compensation measure in the real estate industry; however, it is used as the starting point for calculating Core FFO, which is one of the most impactful metrics to our NEOs compensation. Please see Elements of 2022 Executive Compensation – Short-Term Cash Incentive Compensation Plan and Long-Term Incentive Compensation Plan above for further information regarding each of the financial performance measures set forth above as well as the below graphs showing the relationship of “Compensation Actually Paid” to our Chief Executive Officer and other named executive officers in 2020, 2021 and 2022 to (1) both our TSR and our Peer Group’s TSR, (2) our net income and (3) our Core FFO per share.
“Compensation Actually Paid”, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Compensation Actually Paid generally fluctuates due to our relative TSR achievement and varying levels of achievement of performance goals. For a discussion of how our Compensation Committee assessed our performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” above and in the proxy statements for 2020 and 2021.

Total Shareholder Return Amount		90.2	76.75
Peer Group Total Shareholder Return Amount	$ 51.29	88.77	74.79
Net Income (Loss)	$ 146,830,000	$ (1,167,000)	$ 232,685,000
Company Selected Measure Amount	2	1.97	1.89
PEO Name	C. Brent Smith	C. Brent Smith	C. Brent Smith
Share Price | $ / shares	$ 54.99
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Our 3-year TSR relative to the 3-year TSR of our defined peer group
Non-GAAP Measure Description [Text Block]
(1)
See the definition of Core FFO and the reonciliation of GAAP net income applicable to common stock to Core FFO on pages 39 and 40 of our Annual Report of Form 10-K for the year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per share relative to budget
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Leasing volume, with an emphasis on new tenant leasing
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net debt to Core EBITDA ratio relative to budget
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Same Store NOI — Cash basis relative to budget
Current Year Value Assuming Peer Group for Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	$ 56.36
PEO [Member] | Stock and Option Award Values Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,478,040)	$ (2,040,930)	$ (1,974,037)
PEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,107,509	1,983,364	1,501,126
PEO [Member] | Fair Value For Stock And Option Awards Granted In The Covered Year That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	262,506	200,003	181,269
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,257,626)	1,093,881	(952,498)
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(164,980)	91,149	(110,230)
Non-PEO NEO [Member] | Stock and Option Award Values Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,037)	(616,240)	(630,943)
Non-PEO NEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	246,141	592,009	482,296
Non-PEO NEO [Member] | Fair Value For Stock And Option Awards Granted In The Covered Year That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,882	68,321	56,259
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(637,083)	211,000	(262,819)
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (26,505)	$ 64,456	$ (31,071)